UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23395

Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Media Mogul Fund Semiannual Report — March 31, 2022	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2022, the net asset value (NAV) total return of the Gabelli Media Mogul Fund was (8.2)% compared with a total return of 5.9% for the Standard & Poor’s (S&P) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2022.

Investment Objective and Strategy

The Gabelli Media Mogul Fund seeks to provide capital appreciation. The Fund offers the opportunity to invest alongside Dr. John Malone in a diversified and tax-sensitive manner. Dr. Malone has created and surfaced value first through TCI and later through Liberty Media. Liberty and its spin-offs and investees – over twenty companies with an aggregate market capitalization of $500+ billion (a grid illustrating this investable universe is available at www.gabelli.com) are the focus for MOGLX.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

For the six months ended March 31, 2022, enthusiasm for re-opening predominated as illustrated by strong performance from Formula One (8.3% of net assets as of March 31, 2022, +34%), Liberty Braves (8.4%, +6%), and Live Nation Entertainment (2.2%, +29%). For the reasons described above, Grupo Televisa (4.0%, +7%) was the fourth largest contributor to returns. In spite of record free cash flow generation, cable stocks posted some of their worst returns in years. That included Liberty Broadband (C 5.1%, -22%, A 3.7%, -22%), its chief underlying asset Charter Communications (2.6%, -25%) and Liberty Latin America (3.1%, -27%). After a strong 2020, secular and cyclical challenges made Qurate (1.8%, -47%) the second largest detractor over the last six months.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	Since Inception (12/1/16)(c)
Gabelli Media Mogul Fund (MOGLX)	(8.17)%	(7.67)%	2.80%	1.93%	3.27%
S&P 500 Index (d)	5.92	15.65	18.92	15.99	16.71

(a)	The Fund’s fiscal year ends on September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund.

(c)	Performance prior to the commencement of operations on April 1, 2019 is from the Predecessor Fund, Gabelli Media Mogul NextShares.

(d)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus dated January 28, 2022, the gross expense ratio for the Fund was 3.95%. The net expense ratio for the Fund after contractual reimbursements by the Adviser was 0.93%. The contractual reimbursement is in effect through January 31, 2023.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli Media Mogul Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Media Mogul Fund
Actual Fund Return
$1,000.00	$918.30	0.90%	$4.30
Hypothetical 5% Return
$1,000.00	$1,020.44	0.90%	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

Gabelli Media Mogul Fund

Content Creation and Aggregation	54.6%
Television and Broadband Services	22.2%
Digital Marketing and Retail	7.2%
Diversified Consumer Services	3.8%
Telecommunications	3.8%
U.S. Government Obligations	3.7%
Wireless Telecommunication Services	2.6%
Telecommunication Services	2.2%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Media Mogul Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.3%
	Content Creation and Aggregation — 54.6%
13,000	comScore Inc.†	$43,267	$37,830
9,000	Discovery Inc., Cl. C†	232,943	224,730
2,500	DISH Network Corp., Cl. A†	67,550	79,125
18,000	Grupo Televisa SAB, ADR	207,243	210,600
6,000	iHeartMedia Inc., Cl. A†	83,824	113,580
17,000	Liberty Latin America Ltd., Cl. C†	270,971	163,030
15,500	Liberty Media Acquisition Corp.†	156,995	155,465
16,000	Liberty Media Corp. - Liberty Braves, Cl. C†	339,248	446,560
7,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	211,746	441,910
9,500	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	356,070	434,435
1,000	Live Nation Entertainment Inc.†	27,236	117,640
1,000	Madison Square Garden Entertainment Corp.†	76,916	83,310
900	Madison Square Garden Sports Corp.†	137,602	161,424
4,000	Paramount Global, Cl. B	119,708	151,240
13,000	Sirius XM Holdings Inc.	68,341	86,060
		2,399,660	2,906,939

	Digital Marketing and Retail — 3.1%
33,000	Liberty TripAdvisor Holdings Inc., Cl. A†	131,238	67,650
20,000	Qurate Retail Inc., Cl. A	164,701	95,200
		295,939	162,850

	Diversified Consumer Services — 3.8%
2,000	Barnes & Noble Education Inc.†	13,712	7,160
110	Cie de L'Odet SE	163,353	135,073
600	IAC/InterActiveCorp.†	62,925	60,168
		239,990	202,401

	Telecommunication Services — 2.2%
3,300	AT&T Inc.	91,143	77,979
2,500	Telesat Corp.†	119,525	41,250
		210,668	119,229

	Telecommunications — 3.8%
4,300	Comcast Corp., Cl. A	220,806	201,326

	Television and Broadband Services — 21.2%
250	Charter Communications Inc., Cl. A†	63,214	136,380
2,500	EchoStar Corp., Cl. A†	55,935	60,850
1,500	Liberty Broadband Corp., Cl. A†	152,814	196,590
			Market
Shares		Cost	Value
2,000	Liberty Broadband Corp., Cl. C†	$140,798	$270,640
16,000	Liberty Global plc, Cl. C†	439,921	414,560
1,600	Telenet Group Holding NV	93,502	51,719
		946,184	1,130,739

	Wireless Telecommunication Services — 2.6%
1,100	T-Mobile US Inc.†	104,388	141,185

	TOTAL COMMON STOCKS	4,417,635	4,864,669

	PREFERRED STOCKS — 5.1%
	Digital Marketing and Retail — 4.1%
2,500	Qurate Retail Inc., 8.000%, 03/15/31	236,091	215,025

	Television and Broadband Services — 1.0%
2,000	Liberty Broadband Corp., Ser. A, 7.000%	39,409	54,300

	TOTAL PREFERRED STOCKS	275,500	269,325

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.7%
$200,000	U.S. Treasury Bill, 0.300%††, 05/12/22	199,932	199,956

	TOTAL INVESTMENTS — 100.1%	$4,893,067	5,333,950

	Other Assets and Liabilities (Net) — (0.1)%		(6,486)

	NET ASSETS — 100.0%		$5,327,464

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR     American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $4,893,067)	$5,333,950
Foreign currency, at value (cost $10,392)	10,198
Receivable for Fund shares sold	848
Receivable from Adviser	11,538
Dividends receivable	4,484
Prepaid expenses	16,207
Total Assets	5,377,225
Liabilities:
Payable to bank	2,946
Payable for investment advisory fees	4,461
Payable for shareholder communications	22,279
Payable for legal and audit fees	19,019
Other accrued expenses	1,056
Total Liabilities	49,761
Net Assets
(applicable to 461,663 shares outstanding)	$5,327,464
Net Assets Consist of:
Paid-in capital	$4,855,173
Total distributable earnings	472,291
Net Assets	$5,327,464

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:

Net Asset Value, offering, and redemption price per share ($5,327,464 ÷ 461,663 shares outstanding)	$11.54

Statement of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $372)	$51,755
Interest	141
Total Investment Income	51,896
Expenses:
Investment advisory fees	27,670
Trustees’ fees	21,772
Legal and audit fees	18,737
Registration expenses	11,908
Shareholder communications expenses	11,320
Shareholder services fees	1,115
Custodian fees	660
Miscellaneous expenses	3,510
Total Expenses	96,692
Less:
Expense reimbursements (See Note 3)	(71,149)
Expenses paid indirectly by broker (See Note 5)	(640)
Total credits and reimbursements	(71,789)
Net Expenses	24,903
Net Investment Income	26,993
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	178,689
Net realized loss on foreign currency transactions	(81)

Net realized gain on investments and foreign currency transactions	178,608
Net change in unrealized appreciation/depreciation:
on investments	(693,851)
on foreign currency translations	(350)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(694,201)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(515,593)
Net Decrease in Net Assets Resulting from Operations	$(488,600)

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

Operations:
Net investment income	$26,993	$13,194
Net realized gain on investments and foreign currency transactions	178,608	328,285
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(694,201)	1,096,382
Net Increase/(Decrease) in Net Assets Resulting from Operations	(488,600)	1,437,861
Distributions to Shareholders:
Accumulated earnings	(115,394)	(36,312)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	521,471	350,001
Reinvestment of distributions	115,348	36,271
Cost of shares redeemed	(313,125)	(187,633)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	323,694	198,639

Net Increase/(Decrease) in Net Assets	(280,300)	1,600,188
Net Assets:
Beginning of year	5,607,764	4,007,576
End of period	$5,327,464	$5,607,764

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30 (a)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
2022(c)	$12.83	$0.06	$(1.10)	$(1.04)	$(0.09)	$(0.16)	$(0.25)	$11.54	(8.17)%	$5,327	0.98	%(d)	3.49	%(d)	0.90	%(d)(e)	14%
2021	9.48	0.03 (f)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25	(f)	3.95		0.93	(e)	26
2020	10.97	0.13 (g)	(1.62)	(1.49)	—	—	—	9.48	(13.58)	4,008	1.28	(g)	4.86		0.90		18
2019	11.48	(0.04)	(0.47)	(0.51)	—	—	—	10.97	(4.44)	4,653	(0.39)		4.12		0.90		31
2018	11.38	(0.06)	0.16	0.10	—	—	—	11.48	0.88	5,738	(0.54)		3.43		0.90		19
2017(h)	10.00	(0.05)	1.43	1.38	—	—	—	11.38	13.80	4,554	(0.54	)(d)	4.68	(d)	0.90	(d)	8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Media Mogul NextShares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	For the six months ended March 31, 2022, unaudited.

(d)	Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2022 and fiscal year ended September 30, 2021, if credits had not been received, the expense ratios would have been 0.92% and 0.95%, respectively.

(f)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.45)%.

(h)	The predecessor Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Media Mogul Fund is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Media Mogul NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the media industry. Media industry companies are companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing, and providers of internet content, as well as satellite service providers, cable service providers, and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,864,669	—	$4,864,669
Preferred Stocks (a)	269,325	—	269,325
U.S. Government Obligations	—	$199,956	199,956
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,133,994	$199,956	$5,333,950

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2022 or September 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2021 was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2021, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$34,848

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,920,648	$933,811	$(520,509)	$413,302

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2022, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2023 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At March 31, 2022, the cumulative amount which the Fund may repay the Adviser is $556,326.

For the year ended September 30, 2019, expiring September 30, 2022	$157,724
For the year ended September 30, 2020, expiring September 30, 2023	168,496
For the year ended September 30, 2021, expiring September 30, 2024	158,957
For the six months ended March 31, 2022, expiring September 30, 2025	71,149
$556,326

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $902,560 and $708,862, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Fund paid $96 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended March 31, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $640.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2022.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of March 31, 2022, approximately 71.40% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers Shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2022 and the fiscal year ended September 30, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
	Shares	Shares

Shares sold	40,314	26,725
Shares issued upon reinvestment of distributions	9,471	3,250
Shares redeemed	(25,134)	(15,571)
Net increase	24,651	14,404

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. On May 17, 2022, the Fund began to offer for sale Class A Shares. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Media Mogul Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the Advisory Agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Advisory Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 10, 2021, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Agreement.

In determining whether to approve the continuance of the Agreement, the Board Members considered the following information:

1) The nature, extent, and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for the Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmarks as reflected in the Fund’s prospectuses and annual report. The Board considered the Fund’s

Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

one year average annual total return for the period ended September 30, 2021. The peer group considered by the Board was developed by Broadridge and was comprised of funds within the same Broadridge peer group category (the Performance Peer Group), regardless of asset size or primary channel of distribution. The Fund’s performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Fund's performance, the Board noted that the Fund’s performance was above the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group (Expense Peer Group). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund operated pursuant to an Expense Limitation Agreement with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse the Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Trust’s prospectus. The Board noted that the total expense ratios for the Fund were lower than the median when compared with those of the Expense Peer Group, and the advisory fee for the Fund was lower than most of the funds in its Expense Peer Group. Finally, the Board noted that the Fund had agreements in place to limit advisory fees and expenses, the total expense ratio was lower than the median after considering fee and expense waivers, compared with its Expense Peer Group.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2020. The Board considered one analysis for the Adviser as a whole and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was to be significant asset growth, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Funds’ advisory fee was fair and reasonable with respect to the quality of services provided and in light of the Fund's other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI MEDIA MOGUL FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Gabelli Innovations Trust

GABELLI MEDIA MOGUL FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President and
Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibelio

Senior Partner,

Bright Side Consulting

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Richard J. Walz

Chief Compliance Officer

Daniel Plourde

Vice President

Bethany A. Uhlein

Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q122SR

Gabelli Pet Parents’TM Fund Semiannual Report — March 31, 2022	Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2022, the net asset value (NAV) total return of the Gabelli Pet Parents’TM Fund was (11.3)% compared with a total return of 5.9% for the Standard & Poor’s (S&P) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2022.

Investment Objective and Strategy

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

Performance Discussion (Unaudited)

While the global pet economy continues its growth trajectory, our portfolio decreased 11.3% in the first six months of our fiscal year ended March 31, 2022.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Fund’s negative performance can largely be attributed to multiple contractions after an exceptionally strong performance in 2020 and the first nine months of 2021. While our primary mandate is to invest in “pure play” pet firms, we were able to moderate our exposure to lofty valuations through exposure to consumer firms with more diversified end markets, including CVS and Nestle, and by holding approximately 13% of the Fund’s assets in cash.

The global pet economy has grown to nearly $250 billion on the heels of pandemic-induced record adoptions and fostering, up double-digits in each of the last two years. Spending is driven by strong industry fundamentals that include an increased pet population, a trend towards healthier diets, innovative medical diagnostics and treatments, and new technologies. Consolidation has long been an important component of investment returns in the pet economy, although publicly traded targets are now becoming scarce. Pets have come to play an important role in our emotional well being, particularly in a work-from-home environment that appears increasingly likely to persist.

The top contributors to the Fund’s performance included CVS Health Corp. (2.8% of net assets as of March 31, 2022), which posted better than expected performance in its retail segment. Trupanion Inc. (4.4%), the leading pure play provider of medical insurance for companion pets, saw strong growth in the company’s subscription based service, growing its member base every quarter for the last 10 years, and generating 25-30% annual revenue growth in each of the last 5 years. Lastly, Tractor Supply Co. (1.4%), the largest rural lifestyle retailer in the U.S., benefitted from increased store sales and earnings and saw double digit percentage growth in e-commerce sales.

Some of our weaker performing stocks were Chewy Inc. (7.7%), whose shares declined nearly 40% in the period, as concerns continued on its inflation/supply chain and a lack of guidance on important investor metrics such as net customer additions, net spend per active customer, and churn. Elanco Animal Health Inc. (6.1%), a provider of pet and farm animal health disease prevention products, had mixed product performance, with several products showing slower growth and declining revenue. Pets at Home Group plc (2.8%), a provider of pet food, pet related products, and pet accessories in the United Kingdom, faced increased online competition and was forced to cut product prices, leading to lowered profits despite rises in revenue.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

 2

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	Since Inception (6/19/18)(c)
Gabelli Pet Parents’ Fund	(11.25)%	(4.21)%	17.21%	11.92%
S&P 500 Index (d)	5.92	15.65	18.92	16.00

(a)	The Fund’s fiscal year ends on September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund.

(c)	Performance prior to the commencement of operations on April 1, 2019 is from the Predecessor Fund, Gabelli Pet Parents’ NextShares.

(d)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus dated January 28, 2022, the gross expense ratio for the Fund was 4.04%. The net expense ratio for the Fund after contractual reimbursements by the Adviser was 0.90%. The contractual reimbursement is in effect through January 31, 2023.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

 3

Gabelli Pet Parents’ Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Pet Parents’ Fund
Actual Fund Return
$1,000.00	$887.50	0.90%	$4.24
Hypothetical 5% Return
$1,000.00	$1,020.44	0.90%	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

 4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

Gabelli Pet Parents’ Fund

Pet Healthcare	27.2%
Pet Services	17.0%
Pharmaceuticals	12.7%
Pet Products	10.9%
U.S. Government Obligations	7.8%
Pet Food and Nutrition	7.4%
Diagnostics	7.4%
Consumer Services	4.1%
Consumer Products	2.9%
Retail	2.5%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

 5

Gabelli Pet Parents’ Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 92.1%
	Consumer Products — 2.9%
1,300	Oil-Dri Corp. of America	$41,961	$37,245
1,250	Spectrum Brands Holdings Inc.	70,658	110,900
		112,619	148,145
	Consumer Services — 4.1%
65	Amazon.com Inc.†	181,685	211,897

	Diagnostics — 7.4%
550	Heska Corp.†	67,096	76,054
550	IDEXX Laboratories Inc.†	201,143	300,883
		268,239	376,937
	Pet Food and Nutrition — 7.4%
18,000	BARK Inc.†	165,446	66,600
500	Colgate-Palmolive Co.	35,645	37,915
1,500	Freshpet Inc.†	130,362	153,960
600	General Mills Inc.	32,369	40,632
600	Nestlé SA	59,609	78,048
		423,431	377,155
	Pet Healthcare — 27.2%
24,000	Covetrus Inc.†	467,463	402,960
6,000	CVS Group plc	101,398	141,244
12,000	Elanco Animal Health Inc.†	328,607	313,080
1,250	Patterson Cos. Inc.	31,145	40,462
20,000	Petco Health & Wellness Co. Inc.†	398,797	391,400
250	Virbac SA	43,943	100,392
		1,371,353	1,389,538
	Pet Products — 10.9%
1,600	Central Garden & Pet Co.†	40,720	70,336
9,650	Chewy Inc., Cl. A†	581,662	393,527
500	Church & Dwight Co. Inc.	33,754	49,690
300	The Clorox Co.	52,963	41,709
		709,099	555,262
	Pet Services — 17.0%
17,750	PetIQ Inc.†	494,074	433,100
30,000	Pets at Home Group plc	69,026	142,426
300	Tractor Supply Co.	31,844	70,011
2,500	Trupanion Inc.†	141,361	222,800
		736,305	868,337
	Pharmaceuticals — 12.7%
22,500	Animalcare Group plc	50,515	99,016
1,500	Dechra Pharmaceuticals plc	44,674	79,922
5,000	Eco Animal Health Group plc	19,871	10,641
8,000	Phibro Animal Health Corp.,
	Cl. A	158,783	159,600
Shares		Cost	Market Value
1,600	Zoetis Inc.	$201,799	$301,744
		475,642	650,923
	Retail — 2.5%
1,250	CVS Health Corp.	77,623	126,513

	TOTAL COMMON STOCKS	4,355,996	4,704,707

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.8%
$400,000	U.S. Treasury Bills, 0.070%††, 05/26/22	399,957	399,835

	TOTAL INVESTMENTS — 99.9%	$4,755,953	5,104,542

	Other Assets and Liabilities (Net) — 0.1%		3,154

	NET ASSETS — 100.0%		$5,107,696

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

 6

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities
March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $4,755,953)	$5,104,542
Foreign currency, at value (cost $17,525)	17,599
Receivable for Fund shares sold	1,443
Receivable from Adviser	11,950
Dividends receivable	875
Prepaid expenses	18,367
Total Assets	5,154,776
Liabilities:
Payable to bank	3,674
Payable for investment advisory fees	4,325
Payable for shareholder communications	19,033
Payable for legal and audit fees	18,523
Other accrued expenses	1,525
Total Liabilities	47,080
Net Assets
(applicable to 365,313 shares outstanding)	$5,107,696
Net Assets Consist of:
Paid-in capital	$4,540,848
Total distributable earnings	566,848
Net Assets	$5,107,696

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:

Net Asset Value, offering, and redemption price per share ($5,107,696 ÷ 365,313 shares outstanding)	$13.98

Statement of Operations
For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividends	$12,383
Interest	210
Total Investment Income	12,593
Expenses:
Investment advisory fees	27,277
Trustees’ fees	19,615
Legal and audit fees	17,914
Registration expenses	11,993
Shareholder communications expenses	10,806
Shareholder services fees	3,058
Custodian fees	436
Interest expense	36
Miscellaneous expenses	3,208
Total Expenses	94,343
Less:
Expense reimbursements (See Note 3)	(69,757)
Net Expenses	24,586
Net Investment Loss	(11,993)
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	240,097
Net realized loss on foreign currency transactions	(1,911)
Net realized gain on investments and foreign currency transactions	238,186
Net change in unrealized appreciation/depreciation:
on investments	(872,816)
on foreign currency translations	(295)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(873,111)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(634,925)
Net Decrease in Net Assets Resulting from Operations	$(646,918)

See accompanying notes to financial statements.

 7

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

Operations:
Net investment loss	$(11,993)	$(20,484)
Net realized gain on investments and foreign currency transactions	238,186	545,603
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	(873,111)	499,547
Net Increase/(Decrease) in Net Assets Resulting from Operations	(646,918)	1,024,666
Distributions to Shareholders:
Accumulated earnings	(459,034)	—

Total Distributions to Shareholders	(459,034)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	392,469	2,529,534
Reinvestment of distributions	449,925	—
Cost of shares redeemed	(413,619)	(683,098)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	428,775	1,846,436
Redemption Fees	29	373
Net Increase/(Decrease) in Net Assets	(677,148)	2,871,475
Net Assets:
Beginning of year	5,784,844	2,913,369
End of period	$5,107,696	$5,784,844

See accompanying notes to financial statements.

 8

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Period Ended September 30 (a)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
2022(c)	$17.14	$(0.03)	$(1.76)	$(1.79)	$—	$(1.37)	$(1.37)	$13.98	(11.25)%	$5,108	(0.44	)%(d)	3.46	%(d)	0.90	%(d)	9%
2021	13.14	(0.07)	4.07	4.00	—	—	—	17.14	30.44	5,785	(0.43)		4.04		0.90		29
2020	8.94	(0.02)	4.25	4.23	(0.03)	—	(0.03)	13.14	47.51	2,913	(0.18)		6.95		0.90		40
2019	10.35	0.04	(1.42)	(1.38)	(0.03)	—	(0.03)	8.94	(13.39)	1,626	0.46		7.48		0.90		65
2018(e)	10.00	0.01	0.34	0.35	—	—	—	10.35	3.50	1,294	0.51	(d)	9.57	(d)	0.90	(d)	59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Pet Parents’ NextShares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	For the six months ended March 31, 2022, unaudited.

(d)	Annualized.

(e)	The predecessor Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

 9

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Pet Parents’ Fund is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Pet Parents’TM NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on

 10

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,704,707	—	$4,704,707
U.S. Government Obligations	—	$399,835	399,835
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,704,707	$399,835	$5,104,542

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2022 or September 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

 11

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

 12

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the fiscal year ended September 30, 2021.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,759,583	$809,293	$(464,334)	$344,959

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

 13

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2022, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2023 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At March 31, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $431,132.

For the year ended September 30, 2019, expiring September 30, 2022	$87,408
For the year ended September 30, 2020, expiring September 30, 2023	124,321
For the year ended September 30, 2021, expiring September 30, 2024	149,646
For the six months ended March 31, 2022, expiring September 30, 2025	69,757
$431,132

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $951,055 and $434,243, respectively.

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2022.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Significant Shareholder. As of March 31, 2022, approximately 36.28% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7.  Shares of Beneficial Interest. The Fund offers Shares without a sales charge.

 14

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2022 and the fiscal year ended September 30, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
	Shares	Shares

Shares sold	25,023	158,410
Shares issued upon reinvestment of distributions	28,842	—
Shares redeemed	(25,968)	(42,790)
Net increase	27,897	115,620

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. On May 17, 2022, the Fund began to offer for sale Class A Shares. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

 15

Gabelli Pet Parents’ Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

 16

Gabelli Pet Parents’ Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the Advisory Agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Advisory Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 10, 2021, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Agreement.

In determining whether to approve the continuance of the Agreement, the Board Members considered the following information:

1) The nature, extent, and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for the Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmarks as reflected in the Fund’s prospectuses and annual report. The Board considered the Fund’s

 17

Gabelli Pet Parents’ Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

one year average annual total return for the period ended September 30, 2021. The peer group considered by the Board was developed by Broadridge and was comprised of funds within the same Broadridge peer group category (the Performance Peer Group), regardless of asset size or primary channel of distribution. The Fund’s performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Fund’s performance, the Board noted that the Fund’s performance was below the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group (Expense Peer Group). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund operated pursuant to an Expense Limitation Agreements with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse the Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Trust’s prospectus. The Board noted that the advisory fees and total expense ratios for the Fund were below the median when compared with those of their Expense Peer Group. In addition, the Board noted that although the Fund had agreements in place to limit advisory fees and expenses, the total expense ratio was higher than the median after considering fee and expense waivers, and the total expense ratio was above the median when compared with its Expense Peer Group.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

 18

Gabelli Pet Parents’ Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2020. The Board considered one analysis for the Adviser as a whole and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was to be significant asset growth, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

 19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

● Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI PET PARENTS’ FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

Gabelli Innovations Trust

GABELLI PET PARENTS’TM FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President and

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibelio

Senior Partner,

Bright Side Consulting

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Richard J. Walz

Chief Compliance Officer

Daniel Plourde

Vice President

Bethany A. Uhlein

Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Pet Parents’TM Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q122SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR

270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Innovations Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.